Summary of Significant Accounting Policies - Summary of Significant Customers and Vendors (Details) (Sounds Concept, Inc.) (Parenthetical) - Sound Concepts, Inc. [Member]	11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer One [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	12.00%	17.00%		17.00%	38.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration risk percentage	13.00%	13.00%		24.00%	38.00%
Customer Two [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	11.00%	16.00%		17.00%	12.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	15.00%	11.00%		13.00%	10.00%
Customers [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	23.00%	44.00%		45.00%	50.00%
Customers [Member] | Accounts Receivable [Member]
Concentration risk percentage	28.00%	24.00%		50.00%	48.00%
Customer Three [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		11.00%		11.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage				13.00%
Vendors [Member] | Purchase [Member]
Concentration risk percentage	11.00%	10.00%		10.00%	15.00%
Vendors [Member] | Accounts Payable [Member]
Concentration risk percentage	25.00%	23.00%	14.00%	48.00%
Vendor One [Member] | Accounts Payable [Member]
Concentration risk percentage	13.00%	12.00%		21.00%
Vendors Two [Member] | Accounts Payable [Member]
Concentration risk percentage	12.00%	11.00%		16.00%
Vendor Three [Member] | Accounts Payable [Member]
Concentration risk percentage				11.00%